Shareholder Report, Average Annual Return (Details)		10 Months Ended	12 Months Ended
		Oct. 31, 2024	Oct. 31, 2024
IDX DYNAMIC INNOVATION ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			9.99%
IDX DYNAMIC FIXED INCOME ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.24%)
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]		29.52%
MSCI USA Defensive Sectors Index
Average Annual Return [Line Items]
Average Annual Return, Percent	[2]		12.44%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	[3]	8.33%

[1]	The Russell 1000® Index measures the performance of the large-cap segment of the US equity universe. It includes approximately 1,000 largest US stocks, representing 93% of investable US equities by market capitalization.
[2]	The MSCI USA Defensive Sectors Index is based on MSCI USA Index, its parent index and captures large and mid-cap segments of the US market. The index is designed to reflect the performance of the opportunity set of global defensive companies across various GICS® sectors. All constituent securities from Consumer Staples, Energy, Healthcare and Utilities are included in the Index.
[3]	Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. dollar denominated investment grade corporate bond debt, government debt, mortage-backed securities and asset-back securities issued in the U.S. domestic bond market. One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.